Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,821,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,080.08
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 1,080.08
Narrative - Max Aggregate Offering Price	$ 7,821,000.00
Final Prospectus	true